OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule Of Other Receivables

	As of December 31,
	2018	2017
Other receivables
Current
Tax credit - VAT	5,202	3,984
Tax credit - Software Promotion Regime (note 3.7.1.1)	3,555	4,813
Income tax credits	1,410	2,869
Other tax credits	276	153
Advances to suppliers	611	155
Prepaid expenses	3,982	1,931
Loans granted to employees	49	186
Other	256	266
TOTAL	15,341	14,357

	As of December 31,
	2018	2017
Non-current
Advances to suppliers (note 21)	28,799	25,498
Tax credit - VAT	1,031	3,325
Income tax credits	1,259	2,129
Tax credit - Software Promotion Regime (note 3.7.1.1)	749	132
Other tax credits	170	105
Guarantee deposits	1,681	1,347
Loans granted to employees	208	—
Prepaid expenses	475	—
Other	500	500
Subtotal	34,872	33,036
Allowance for impairment of tax credits	(675)	(1,300)
TOTAL	34,197	31,736

Schedule of Allowance for Impairment of Tax Credits
Roll forward of the allowance for impairment of tax credits

	As of December 31,
	2018	2017

Balance at beginning of year	1,300	—
Additions (note 4.4)	48	1,586
Foreign exchange	(673)	(286)
Balance at end of year	675	1,300